UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) January 22, 2025

Exact name of securitizer as specified in its charter: CCRE Commercial Mortgage Securities, L.P.

Commission File Number of securitizer: 025-00534

Central Index Key Number of securitizer: 0001515166

John Jones, (212) 294-7933

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), CCRE Commercial Mortgage Securities, L.P. has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 22, 2025	CCRE COmmercial mortgage Securities, l.p. (Securitizer)

	By:	/s/ Christian Wall
Name: Christian Wall Title: Chief Executive Officer (senior officer in charge of securitization)